401(k) Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
401(k) Plan
13.	401(k) PLAN
The Company has a 401(k)-defined contribution plan (the “401(k) Plan”) for substantially all of its employees. Eligible employees may make pretax contributions to the 401(k) Plan up to statutory limits. At the election of its Board, the Company may elect to match employee contributions. For the years ended December 31, 2019 and 2018, the Company paid a match of up to 4%, up to the maximum permitted by the Internal Revenue Code, which amounted to $0.2 million and $0.1 million, respectively.